Commitments and Contingencies - Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Draft Kings Inc | Letter of Credit [Member] | Pacific Western Bank
Other Commitments [Line Items]
Letters of Credit Outstanding, Amount	$ 4,481	$ 4,481